MAY 1, 1998

                         U.S. GROWTH FUND
                       OVERSEAS EQUITY FUND
                         NEW PACIFIC FUND
          Class A Shares/Class B Shares/Class C Shares

        SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 1998


     The following replaces the information under Summary of Expenses for Overseas Equity Fund and New Pacific Fund:

Annual Operating Expenses
(as a percentage of
average daily net assets           Overseas Equity Fund
after fee waivers            Class A     Class B     Class C
and expense payments)        Shares      Shares      Shares

Management Fees
(after voluntary
 waivers). . . . . . . . .   0.20%(1)(2) 0.20%(1)(2) 0.20%(1)(2)

12b-1 Expenses
(including service
 fees)(5). . . . . . . . .   0.30%(6)    1.00%       1.00%

Other Operating Expenses .   1.35%(1)    1.35%(1)    1.35%(1)
                             ------      ------      ------

 Total Operating Expenses
 (after voluntary waivers.   1.85%(1)    2.55%(1)    2.55%(1)
                             ======      ======      ======


Annual Operating Expenses
(as a percentage of
average daily net assets              New Pacific Fund
after fee waivers            Class A     Class B     Class C
and expense payments)        Shares      Shares      Shares

Management Fees
(after voluntary
 waivers). . . . . . . . .   0.00%(3)(4) 0.00%(3)(4) 0.00%(3)(4)

12b-1 Expenses
(including service
 fees)(5). . . . . . . . .   0.30%(6)    1.00%       1.00%

Other Operating Expenses
(after any voluntary
payments). . . . . . . . .   1.70%(3)    1.70%(3)    1.70%(3)
                             -----       -----       -----
   Total Operating Expenses
   (after voluntary
    waivers and voluntary
    payments). . . . . . .   2.00%(3)    2.70%(3)    2.70%(3)
                             =====       =====       =====

________________________

(1) Beginning May 1, 1998, Delaware Management Company (the "Manager") elected voluntarily to waive that portion, if any, of the annual Management Fees payable by the Overseas Equity Fund and to pay certain expenses of this Fund to the extent necessary to ensure that the expenses of the Fund do not exceed on an annualized basis 1.55%, as a percentage of average net assets (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) through October 31, 1998. From the close of business on May 3, 1996 through April 30, 1998, commitments of waiver and payment by the Manager that were different from that currently in effect for the Fund were in place. The expense information has been restated to reflect current fees. Absent such fee waivers and expense payments, Total Operating Expenses would be 2.65%, 3.35% and 3.35% for Class A Shares, Class B Shares and Class C Shares, respectively, including Management Fees of 1.00%.

(2) Effective September 15, 1997, the investment management fee payable by Overseas Equity Fund changed from 1.10% of average daily net assets to 1.00% of average daily net assets. The expense information has been restated to reflect that change.

(3) Beginning May 1, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual Management Fees payable by the New Pacific Fund and to pay certain expenses of this Fund to the extent necessary to ensure that the expenses of the Fund do not exceed on an annualized basis 1.70%, as a percentage of average net assets (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) through October 31, 1998. From the close of business on May 3, 1996 through April 30, 1998, commitments of waiver and payment by the Manager that were different from that currently in effect for the Fund were in place. The expense information has been restated to reflect current fees. Absent such fee waivers and expense payments, Total Operating Expenses would be 2.85%, 3.55% and 3.55% for Class A Shares, Class B Shares and Class C Shares, respectively, including Management Fees of 0.80%.

(4) Effective the close of business May 3, 1996, the investment management fee payable by New Pacific Fund changed from 1.10% of average daily net assets to 0.80% of average daily net assets. The expense information has been restated to reflect that change.

(5) Class A Shares, Class B Shares and Class C Shares of each Fund are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Funds.

(6)  Prior to May 6, 1996, 12b-1 Plan expenses for Class A
     Shares were 0.35%. Beginning May 6, 1996, those expenses were reduced to 0.30%. The expense information has been restated to reflect that change.


     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waivers and payments by the Manager as discussed above.

                                Assuming Redemption
                         1 Year  3 Years  5 Years  10 Years
Overseas Equity Fund
     Class A             $66(1)    $103      $143      $254
     Class B             $66       $109      $156      $271(2)
     Class C             $36       $79       $126      $288
New Pacific Fund
     Class A             $67(1)    $108      $150      $269
     Class B             $67       $113      $163      $286(2)
     Class C             $37       $83       $143      $303


                               Assuming No Redemption
                         1 Year  3 Years  5 Years  10 Years
Overseas Equity Fund
     Class A             $66(1)    $103      $143      $254
     Class B             $26       $79       $136      $271(2)
     Class C             $26       $79       $136      $288
New Pacific Fund
     Class A             $67(1)    $108      $150      $269
     Class B             $27       $83       $143      $286(2)
     Class C             $27       $83       $143      $303

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares of a Fund will be automatically converted into Class A Shares of that Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten-year expense numbers for Class B Shares reflects the expenses of Class B Shares for year eight and the expenses of Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

     The following supplements the section Front-End Sales
Charge --  Class A Shares under Classes of Shares:

     Any financial adviser participating in the SelectSolutions Retirement Plan incentive program who completes and files a SelectSolutions Retirement Plan Application between April 1, 1998 and September 30, 1998 that involves the sale of Class A Shares at net asset value may be paid an additional dealers commission of up to 1% (subject to incremental decreases) by the Distributor on sales made during the first six months after the start-up date of the Plan in accordance with the terms of the incentive program.

     The following supplements the section Contingent Deferred
Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange:

     A contingent deferred sales charge of 1% will be imposed on redemptions of Class A Shares (or shares into which such Class A shares are exchanged) purchased in connection with the SelectSolutions Retirement Plan incentive program, if the redemption is made within 12 months of when a dealer commission was paid to the financial adviser through whom such purchase was effected in connection with the incentive program. The contingent deferred sales charge will be paid to the Distributor and will be calculated in the same manner as a Limited CDSC. This contingent deferred sales charge is in addition to any Limited CDSC that may also be imposed on such redemptions.




                           MAY 1, 1998

                           U.S. GROWTH FUND
                         OVERSEAS EQUITY FUND
                           NEW PACIFIC FUND
                      Institutional Class Shares

     SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 1998

Annual Operating Expenses             New
(as a percentage of                 Overseas         Pacific
average daily net assets          Equity Fund         Fund
after fee waivers and            Institutional    Institutional
expense payments)                    Class            Class

Management Fees
(after voluntary waivers). . . .    0.20%(1)(2)      0.00%(3)(4)

12b-1 Expenses. . . . . . .  . .    None             None

Other Operating Expenses
     (after any voluntary
      payments). . . . . . . . . .  1.35%(1)         1.70%(3)
                                    ------           ------
   Total Operating Expenses
     (after voluntary waivers
      and voluntary payments). .    1.55%(1)         1.70%(3)
                                    =====            =====
(1) Beginning May 1, 1998, Delaware Management Company (the "Manager") elected voluntarily to waive that portion, if any, of the annual Management Fees payable by the Overseas Equity Fund and to pay certain expenses of this Fund to the extent necessary to ensure that the expenses of the Fund do not exceed on an annualized basis 1.55%, as a percentage of average net assets (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) through October 31, 1998. From the close of business on May 3, 1996 through April 30, 1998, commitments of waiver and payment by the Manager that were different from that currently in effect for the Fund were in place. The expense information has been restated to reflect current fees. Absent such fee waivers and expense payments, Total Operating Expenses would be 2.35%, including Management Fees of 1.00%.

(2) Effective September 15, 1997, the investment management fee payable by Overseas Equity Fund changed from 1.10% of average daily net assets to 1.00% of average daily net assets. The expense information has been restated to reflect that change.

(3) Beginning May 1, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual Management Fees payable by the New Pacific Fund and to pay certain expenses of this Fund to the extent necessary to ensure that the expenses of the Fund do not exceed on an annualized basis 1.70%, as a percentage of average net assets (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) through October 31, 1998. From the close of business on May 3, 1996 through April 30, 1998, commitments of waiver and payment by the Manager that were different from that currently in effect for the Fund were in place. The expense information has been restated to reflect current fees. Absent such fee waivers and expense payments, Total Operating Expenses would be 2.55%, including Management Fees of 0.80%.

(4) Effective the close of business May 3, 1996, the investment management fee payable by New Pacific Fund changed from 1.10% of average daily net assets to 0.80% of average daily net assets. The expense information has been restated to reflect that change.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Funds do not charge redemption fees. The following example reflects the voluntary waivers and payments by the Manager as discussed above.

                     1 Year    3 Years    5 Years    10 Years

Overseas Equity Fund
Institutional Class    $16       $49        $84        $185

New Pacific Fund
Institutional Class    $17       $54        $92        $201